SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan and Group Long Term Share Plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding at 1 January (in shares)	533,987,527	459,904,745
Granted (in shares)	0	211,214,605
Exercised (in shares)	(39,621,415)	(47,775,806)
Forfeited (in shares)	(144,437,243)	(96,015,542)
Dividend award (in shares)	944,758	6,659,525
Outstanding at 31 December (in shares)	350,873,627	533,987,527
Lloyds Banking Group long term share plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding at 1 January (in shares)	83,456,304
Exercised (in shares)	(5,573,236)
Dividend award (in shares)	77,883,068
Outstanding at 31 December (in shares)		83,456,304